Contingencies (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of contingent liabilities [abstract]
Disclosures of the show cause notices issued by Central Excise Authorities regarding distribution of input service tax credits [Table Text Block]
The below table shows the details of each such demand notice, the amount demanded and the current status of the Company’s responsive actions.

Period covered under the notice	Amount demanded	Status
March 2008 to September 2009	Rs.102 plus penalties of Rs.102 and interest	Refer to below footnote (1)
October 2009 to March 2011	Rs.125 plus penalties of Rs.100 and interest	Refer to below footnote (1)
April 2011 to March 2012	Rs.51 plus penalties of Rs.5 and interest	Refer to below footnote (1)
April 2012 to March 2013	Rs.54 plus penalties of Rs.5 and interest	Refer to below footnote (1)
April 2013 to March 2014	Rs.69 plus penalties of Rs.6 and interest	Refer to below footnote (1)
April 2014 to March 2015	Rs.108 plus penalties of Rs.11 and interest	Refer to below footnote (1)
April 2015 to March 2016	Rs.157 plus interest and penalties	Refer to below footnote (2)
April 2016 to June 2017	Rs.307 plus interest and penalties	Refer to below footnote (2)

(1)	Pursuant to the appeal before Customs, Excise and Service Tax Appellate Tribunal, Hyderabad (“CESTAT”), the CESTAT has passed the order during the year in favor of the Company by setting aside the demand notices of the Central Excise Authorities as unsustainable.

(2)	Principal Commissioner of Central Tax has passed the order confirming the tax demand. The Company is in the process of filing the appeal against such order. Based on the judicial precedence in its own case and also on the merit of the case, the Company believes that the likelihood of any liability that may arise on account of the allegedly inappropriate distribution of input service tax credits is not probable. Accordingly, no provision relating to these claims has been made in these consolidated financial statements as of March 31, 2020.

Disclosure of the show cause notices issued by Commercial Taxes Department regarding VAT input credit [Table Text Block]
The below table shows the details of each of such demand notice, the amount demanded and the current status of the Company’s responsive actions.

Period covered under the notice	Amount demanded	Status
April 2006 to March 2009	Rs.66 plus 10% penalty
The State VAT Appellate Tribunal has remanded the matter to the assessing authority to re-compute the eligibility and penalty orders are set-aside. The Company filed appeal against the same with the High Court, Telangana.

April 2009 to March 2011	Rs.59 plus 10% penalty
The Company has filed an appeal before the Sales Tax Appellate Tribunal. The matter was remanded to the original adjudicating authority with a direction to re-calculate the eligibility for the year ended March 31, 2010.

April 2011 to March 2014	Rs.27 plus 10% penalty	The Appellate Deputy Commissioner issued an order partially in favor of the Company